Income Tax - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Current tax:
Current tax on profits for the period	$ 2,447,928	$ 1,912,210
Prior year income tax overestimation	(22,022)
Total current tax	2,425,906	1,912,210
Deferred tax:
Origination and reversal of temporary differences	(2,109,695)	(1,781,319)
Income tax expense	$ 316,211	$ 137,891